Accrued liabilities and payables	6 Months Ended
Jun. 30, 2021
Accrued liabilities and payables
Accrued liabilities and payables

10. Accrued liabilities and payables

	As of
	June 30,	December 31,
(in thousands of U.S. dollars)	2021	2020
Accrued administrative and operating expenses	$4,600	$3,042
Accrued interest	2,772	2,641
Current tax payable	3,259	469
Current portion of tax liability (note 6)	2,641	—
Refund liabilities (note 4)	1,053	891
Lease liability	63	39
Other accruals and payables	195	150
Total accrued liabilities and other payables	$14,583	$7,232